SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) - USD ($)		Sep. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes payable		$ 2,178,000
Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties		523,662
Convertible notes payable		523,662
Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal		3,759,002
Less: discounts		(496,250)
Total notes payable		3,262,752
Convertible notes payable – related parties		2,739,090
Convertible notes payable		2,739,090
Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties		523,662
Convertible notes payable		523,662
Current [Member] | Evergreen 2022 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[1]
Current [Member] | Evergreen 2023 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[2]
Current [Member] | GS Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[3]
Current [Member] | Chambers [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[4]
Current [Member] | Eleven 11 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[5]
Current [Member] | Cavalry Fund [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[6]
Current [Member] | Keystone Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[7]
Current [Member] | Diagonal lending [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[8]	13,002
Current [Member] | Seven Knots [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[9]
Current [Member] | Sikka [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[10]
Current [Member] | Miller [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[11]
Current [Member] | Calvary Fund Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[12]	1,150,000
Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[13]	745,000
Current [Member] | Keystone Capital Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[14]	70,500
Current [Member] | Seven Knots Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[15]	70,500
Current [Member] | Individual Two Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[16]	300,000
Current [Member] | Individual Three Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[17]	30,000
Current [Member] | Individual Four Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[18]	180,000
Current [Member] | Individual Five Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[19]	600,000
Current [Member] | Miller Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[20]	480,000
Current [Member] | Titan Five Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[21]	120,000
Non Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal
Less: discounts
Total notes payable
Convertible notes payable – related parties
Convertible notes payable
Non Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties
Convertible notes payable
Non Current [Member] | Evergreen 2022 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[1]
Non Current [Member] | Evergreen 2023 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[2]
Non Current [Member] | GS Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[3]
Non Current [Member] | Chambers [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[4]
Non Current [Member] | Eleven 11 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[5]
Non Current [Member] | Cavalry Fund [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[6]
Non Current [Member] | Keystone Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[7]
Non Current [Member] | Diagonal lending [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[8]
Non Current [Member] | Seven Knots [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[9]
Non Current [Member] | Sikka [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[10]
Non Current [Member] | Miller [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[11]
Non Current [Member] | Calvary Fund Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[12]
Non Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[13]
Non Current [Member] | Keystone Capital Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[14]
Non Current [Member] | Seven Knots Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[15]
Non Current [Member] | Individual Two Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[16]
Non Current [Member] | Individual Three Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[17]
Non Current [Member] | Individual Four Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[18]
Non Current [Member] | Individual Five Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[19]
Non Current [Member] | Miller Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[20]
Non Current [Member] | Titan Five Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties	[21]

[1]	On October 31, 2022, the Company issued a 20% original issue discount Senior Secured Promissory Notes (the “Evergreen – 2022 Note”) to Evergreen Capital Management, LLC (“Evergreen”). The Evergreen – 2022 Note had a principal amount of $48,000, an annual interest rate of 10% per annum and a maturity date of July 21, 2023. The Evergreen – 2022 Note contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon the event of default. The conversion price was equal to 75% of the price per share at which the Company’s stock is sold to the public in a qualified offering. A qualified offering was defined as a transaction in which the Company issues and sells shares of its equity securities in an equity financing with total proceeds to the Company of not less than $1,000,000. The conversion feature contained a variable settlement feature which was determined to be a derivative liability (Note 11 – Derivative Liabilities). On July 17, 2023, the Evergreen 2022 Note was cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[2]	Between January 1, 2023 and April 6, 2023 the Company issued five 20% original issue discount Senior Secured Promissory Notes (the “Evergreen – 2023 Notes”) to Evergreen. The Evergreen 2023 Notes had principal amounts ranging from $12,000 to 480,000, had an annual interest rate of 10% per annum, and were issued with maturity dates ranging from December 31, 2023 to April 30, 2024. The Evergreen 2023 Notes contained identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contained a variable settlement feature which was determined to be a derivative liability (Note 11 – Derivative Liabilities). On July 17, 2023, the Evergreen – 2023 Notes were cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[3]	On July 5, 2022, the Company issued an original issue discount Senior Secured Promissory Note (the “GS Capital Note”) to GS Capital Partners, LLC (“GS Capital”) that was dated as of July 5, 2022, and had a principal amount of $36,000. As of June 30, 2023, the Company has repaid the remaining outstanding principal balance. The GS Capital Note had an annual interest rate of 12% per annum and a maturity date of July 5, 2023. The GS Capital Note contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lowest trading price of the Company’s common stock for the 12 trading days immediately preceding the delivery of a notice of conversion. The conversion feature contains a variable settlement feature which was determined to be a derivative liability, however upon completing repayment of the principal balance, the derivative liability was reduced to $0 (Note 11 - Derivative Liabilities).
[4]	On February 16, 2023 the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Chambers Note”) to the James D. Chambers Living Trust (“Chambers”) with a principal amount of $60,000. The Chambers Note had an annual interest rate of 10% per annum and a maturity date of February 28, 2024. The Chambers Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature which was determined to be a derivative liability (Note 11 - Derivative Liabilities). On July 17, 2023, the Chambers Note was cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[5]	On February 14, 2023 and March 14, 2023 the Company issued two 20% original issue discount Senior Secured Promissory Notes (the “Eleven 11 Notes”) to Eleven 11 Management, LLC (“Evergreen”) with principal amounts of $54,000 and $60,000, respectively. The Eleven 11 Notes had an annual interest rate of 10% per annum and had maturity dates of February 14, 2024 and February 28, 2024. The Eleven 11 Notes also contained identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contain a variable settlement feature which was determined to be a derivative liability (Note 11 - Derivative Liabilities). On July 17, 2023, the Eleven 11 Notes were cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[6]	Between February 16, 2023 and April 26, 2023 the Company issued four 20% original issue discount Senior Secured Promissory Notes (the “Cavalry Fund Notes”) to Cavalry Fund I LP (“Cavalry”). The Cavalry Fund Notes had principal amounts ranging from $108,000 to $120,000, an annual interest rate of 10% per annum, and maturity dates ranging from February 28, 2024 to April 30, 2024. The Cavalry Fund Notes contained identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). On July 17, 2023, the Calvary Fund Notes were cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[7]	Between March 3, 2023 and April 18, 2023 the Company issued three 20% original issue discount Senior Secured Promissory Notes (the “Keystone Notes”) to Keystone Capital Partners (“Keystone”). The Keystone Notes had principal amounts ranging from $30,000 to $90,000, an annual interest rate of 10% per annum, and were issued with maturity dates ranging from February 28, 2024 to April 17, 2024. The Keystone Notes also all contained identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). On July 17, 2023, the Keystone Notes were cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[8]	On November 22, 2022 the Company issued an original issue discount Senior Secured Promissory Note (the “Diagonal Note”) to 1800 Diagonal Lending, LLC (“Diagonal”) with a principal balance of $130,016. The Diagonal Note has an annual interest rate of 11% per annum and a maturity date of November 22, 2023. As of May 19, 2023 the principal balance was $78,010. Between May 19, 2023 and June 30, 2023, the Company made principal repayments of $26,003 for the Diagonal Note. The Diagonal Note contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to 75% of the lowest trading price of the Company’s common stock during the ten trading days immediately preceding the conversion date. The conversion feature contains a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities).
[9]	On April 17, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Seven Knots Note”) to Seven Knots, LLC (“Seven Knots”). The Seven Knots Note had a principal amount of $60,000, an annual interest rate of 10% per annum, and a maturity date of April 16, 2024. The Seven Knots Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). On July 17, 2023 the Seven Knots Note was cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[10]	On May 12, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Sikka Note”) to Ajay Sikka (“Sikka”), a current director and former chief executive officer of the Company. The Sikka Note had a principal amount of $120,000, an annual interest rate of 10% per annum and a maturity date of May 31, 2024. The Sikka Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). On July 17, 2023, the Sikka Note was cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[11]	On May 12, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Miller Note”) to Glen Miller, the Company’s chief executive officer. The Miller Note had a principal amount of $60,000, an annual interest rate of 10% per annum, and a maturity date of May 31, 2024. The Miller Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). On July 17, 2023, the Miller Note was cancelled in exchange for Series A Rights and as a result, the derivative liability was reduced to $0 (Note 13 – Stockholders’ Equity).
[12]	Between May 19, 2023 and August 7, 2023, the Company issued five 20% original issue discount Senior Secured Promissory Notes to Calvary (the “Calvary Fund Bridge Notes”). The Calvary Fund Bridge Notes have principal amounts ranging from $141,000 to $400,000. The Cavalry Fund Bridge Notes have an annual interest rate of 10% per annum and maturity dates ranging from May 19, 2024 to August 7, 2024. The Cavalry Fund Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[13]	Between May 19, 2023 and July 7, 2023, the Company issued three 20% original issue discount Senior Secured Promissory Notes to Evergreen (the “Evergreen Bridge Notes”) with principal amounts ranging from $141,000 to $400,000. The Evergreen Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from May 19, 2024 to July 7, 2024. The Evergreen Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[14]	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Keystone Capital (the “Keystone - Bridge Note”) with a principal amount of $70,500. The Keystone Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Keystone Bridge Notes contains a “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[15]	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Seven Knots (the “Seven Knots - Bridge Note”) with a principal amount of $70,500. The Seven Knots Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Seven Knots Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[16]	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #2 – Bridge Note”) with a principal amount of $300,000. The Individual #2 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Individual #2 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[17]	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #3 – Bridge Note”) with a principal amount of $30,000. The Individual #2 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #3 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[18]	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #4 – Bridge Note”) with a principal amount of $180,000. The Individual #4 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #4 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[19]	On July 28, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #5 – Bridge Note”) with a principal amount of $600,000. The Individual #5 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 28, 2024. The Individual #5 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[20]	Between June 13, 2023 and July 24, 2023, the Company sold and issued two 20% original issue discount Senior Secured Promissory Notes (the “Miller Bridge Notes”) to Glen Miller, the Company’s chief executive officer. The Miller Bridge Notes both have principal amounts of $240,000. The Miller Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from June 13, 2024 to July 24, 2024. The Miller Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Miller Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public offering.
[21]	On June 13, 2023, the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Titan 5 Bridge Note”) to Titan 5, a shareholder of the Company. The Titan 5 Bridge Note has a principal amount of $120,000, an annual interest rate of 10%, and was issued with a maturity date of June 13, 2024. The Titan 5 Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Titan 5 Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.